Investment Securities (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Rollforward of the cumulative OTTI losses
Beginning balance	$ 1,120	$ 719
Less: Realized gains for securities sales	(233)
Add: Loss where impairment was not previously recognized		309
Add: Loss where impairment was previously recognized		92
Ending balance	$ 887	$ 1,120